Rights of Use Assets and Lease Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Carrying Amounts of Right of Use Assets
a) Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the periods:

(In Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2021	16,819,214	965,760	718,969	18,503,943

Additions	7,782,585	72,002	—	7,854,587
Depreciation for the period	(1,280,889)	(182,106)	(110,602)	(1,573,597)
Others	(553,323)			(553,323)
Translation differences	803,751	1,110	—	804,861

Balance at June 30, 2022	23,571,338	856,766	608,367	25,036,471

a)	Set out below are the carrying amounts of right-of-use assets recognized and the movements during the periods:

(In Euros)	Buildings	Vehicles	Other assets	Total
Balance at 31 December 2019	3,449,947	125,923	377,897	3,953,767

Additions	—	406,486	171,174	577,660
Depreciation for the year	(467,024)	(103,307)	(110,551)	(680,882)
Translation differences	(5,784)	—	—	(5,784)

Balance at 31 December 2020	2,977,139	429,102	438,520	3,844,761

Additions	15,060,329	859,964	502,565	16,422,858
Depreciation for the year	(1,216,056)	(323,306)	(222,116)	(1,761,478)
Translation differences	(2,198)	—	—	(2,198)

Balance at 31 December 2021	16,819,214	965,760	718,969	18,503,943

Summary of Carrying Amounts of Lease Liabilities
b) Set out below are the carrying amounts of lease liabilities and the movements during the periods:

(In Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2021	18,114,355	968,871	626,530	19,709,756

Additions to liabilities	8,519,807	72,002	—	8,591,809
Interest on lease liabilities	589,218	12,209	5,365	606,792
Lease payments	(718,191)	(188,672)	(141,316)	(1,048,179)
Others	(340,001)			(340,001)
Translation differences	(279,613)	(968)	—	(280,581)

Balance at June 30, 2022	25,885,575	863,442	490,579	27,239,596

b)	Set out below are the carrying amounts of lease liabilities and the movements during the periods:

(In Euros)	Buildings	Vehicles	Other assets	Total
Balance at 31 December 2019	3,523,354	127,192	362,213	4,012,759

Additions to liabilities	—	406,486	171,174	577,660
Interest on lease liabilities	90,573	6,941	9,323	106,837
Lease payments	(329,263)	(107,957)	(136,824)	(574,044)
Translation differences	(5,871)	—	—	(5,871)

Balance at 31 December 2020	3,278,793	432,662	405,886	4,117,341

Additions to liabilities	15,060,329	859,964	502,565	16,422,858
Interest on lease liabilities	588,307	24,913	18,142	631,362
Lease payments	(810,667)	(348,668)	(300,063)	(1,459,398)
Translation differences	(2,407)	—	—	(2,407)

Balance at 31 December 2021	18,114,355	968,871	626,530	19,709,756

Summary of Maturity Analysis of Lease Liabilities
The analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In Euros)	June 30, 2022	December 31, 2021
6 months or less	1,719,133	1,189,290
6 months to 1 year	1,670,889	1,222,578
From 1 to 2 years	3,517,743	2,371,143
From 2 to 5 years	9,537,824	6,713,259
More than 5 years	19,347,654	15,320,036

	35,793,243	26,816,306

An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In Euros)	31 Dec 2021	31 Dec 2020
6 months or less	1,621,335	410,267
6 months to 1 year	1,654,623	420,355
From 1 to 2 years	3,254,949	710,533
From 2 to 5 years	9,488,975	1,803,965
More than 5 years	20,399,374	1,312,500

Total	36,419,256	4,657,620

Summary of Detailed Information about Components of Lease Amounts Recognized In Profit or Loss
Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In Euros)	June 30, 2022	June 30, 2021
Interest on lease liabilities (see note 20)	606,793	155,979
Expenses relating to short-term and low value leases (see note 18)	976,144	263,967

Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In Euros)	2021	2020
Interest on lease liabilities (see note 22)	631,362	106,837
Expenses relating to short-term and low value leases (see note 20)	567,067	283,198